Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Statement Line Items [Line Items]
Directly issued capital instruments	$ 331,264	$ 325,910	$ 329,799
Contributed surplus	980	2,473	2,540
Retained earnings	220,721	203,728	196,284
Accumulated other comprehensive income (loss)	(727)	562	(317)
Regulatory capital		619,890
Total risk-weighted assets		$ 3,943,657
Capital ratio		15.72%
Total assets	6,440,700	$ 5,808,475	$ 5,047,133
Tier 1 capital	(24,480)	(23,023)
Replacement cost associated with all derivative transactions	7,216	0
Add-on amounts for PFE associated with all derivative transactions	4,032	3,975
Total derivative exposures	11,248	3,975
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	631,623
Total risk-weighted assets	$ 4,285,370
Capital ratio	14.74%
Basel III [member]
Statement Line Items [Line Items]
Total assets	$ 6,440,700	5,808,475
Total on-balance sheet exposures	6,416,220	5,785,452
Total off-balance sheet exposure at gross notional amount	612,630	635,854
Adjustments for conversion to credit equivalent amount	392,992	410,571
Total off-balance sheet exposures	219,638	225,283
Total exposures	$ 6,647,106	$ 6,014,710
Leverage ratio	7.94%	8.47%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 325,910
Contributed surplus		2,473
Retained earnings		203,728
Accumulated other comprehensive income (loss)		562
Regulatory capital before adjustments		532,673
Adjustments to capital		(23,023)
Regulatory capital		$ 509,650
Capital ratio		12.92%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 331,264
Contributed surplus	980
Retained earnings	220,721
Accumulated other comprehensive income (loss)	(727)
Regulatory capital before adjustments	552,238
Adjustments to capital	(24,480)
Regulatory capital	$ 527,758
Capital ratio	12.32%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 527,758	$ 509,650
Capital ratio		12.92%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 527,758
Capital ratio	12.32%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 102,180	$ 105,135
Regulatory capital before adjustments		105,135
Adjustments to capital		5,105
Regulatory capital		$ 110,240
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	102,180
Adjustments to capital	1,685
Regulatory capital	$ 103,865